BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 2 – BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

The accompanying unaudited condensed consolidated financial statements of VBL have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments (of a normal recurring nature) considered necessary for the fair statement of the results for the interim periods presented have been included. Operating results for the interim period are not necessarily indicative of the results that may be expected for the full year.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiary, VBL Inc. (a U.S.-based subsidiary).

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements in the Annual Report on Form 20-F for the year ended December 31, 2021, filed by VBL with the U.S. Securities and Exchange Commission (the “Commission”) on March 23, 2022. The comparative balance sheet at December 31, 2021 has been derived from the audited financial statements at that date.